Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO (3)		Average Summary Compensation Table Total for Non-PEO	Average Compensation Actually Paid to Non-PEO	Value of initial fixed $100 investment based on: Total Shareholder	Net Income (Loss) (in thousands)
	PEO1 (1)	PEO1 (2)	PEO1 (1)	PEO1 (2)	NEOs (4)	NEOs (3)(4)	Return (5)	(6)
2024	1,467,914	462,995	1,932,745	361,509	1,767,232	2,042,549	$17.60	4,572
2023	–	512,500	–	(239,254)	312,667	238,520	$3.77	(46,185)
2022	1,100,516	5,462,347	1,048,917	389,531	584,577	(81,888)	$14.41	(67,969)

Summary Compensation Table Total for Non-PEO NEO	$ 1,767,232	$ 312,667	$ 584,577
CAP to Non-PEO NEO	2,042,549	238,520	(81,888)
Total Shareholder Return Amount	17.60	3.77	14.41
Net Income (Loss)	$ 4,572	$ (46,185)	$ (67,969)
Named Executive Officers, Footnote [Text Block]

(1)	For 2024 represents compensation paid to Philip Brace, who served as PEO from February 24, 2024 through February 5, 2025. For 2022 represents compensation paid to Dan Mondor, who served as PEO through February 28, 2022.

(2)	Represents compensation paid to Ashish Sharma, who served as PEO from March 1, 2022 through February 23, 2024.

PEO Name	Ashish Sharma	Ashish Sharma	Ashish Sharma
Adjustment To PEO Compensation, Footnote [Text Block]

(3)	The Summary Compensation Table (“SCT”) totals reported for the PEOs and the average of the other NEOs for each year were subject to the adjustments summarized in the two tables below as required by Regulation S-K Item 402(v)(2)(iii) to calculate “compensation actually paid.” Equity values are calculated in accordance with FASB ASC Topic 718. Valuation assumptions used to calculate fair values at the times indicated in the two tables below did not materially differ from those disclosed at the time of grant except for the stock price, percentage of volatility, risk free rate and the term used to calculate the valuations. The following table shows the adjustments made to the SCT totals to calculate “compensation actually paid”:

	2024			2023		2022
	PEO1 $	PEO2 $	Average Non-PEO NEOs $	PEO $	Average Non-PEO NEOs $	PEO1 $	PEO2 $	Average Non-PEO NEOs $
Total Compensation from Summary Compensation Table	1,467,914	462,995	1,767,232	512,500	312,667	1,100,516	5,462,347	584,577
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(1,215,404)	–	(1,055,700)	–	(27,825)	(949,997)	(4,967,983)	(212,500)
Year-end fair value of unvested awards granted in the current year	1,026,000	–	(1,179,900)	–	16,536	–	555,500	28,350
Year-over-year difference of year-end fair values for unvested awards granted in prior years	164,097	(101,940)	85,161	(758,715)	(62,156)	–	(545,589)	(467,304)
Fair values at vest date for awards granted and vested in current year	297,404	–	–	–	–	949,998	269,999	212,500
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	192,734	455	65,957	6,961	(702)	(51,600)	(384,742)	(227,512)
Total Adjustments for Equity Awards	464,831	(101,486)	275,318	(751,754)	(74,147)	(51,599)	(5,072,815)	(666,466)
Compensation Actually Paid (as calculated)	1,932,745	361,509	2,042,549	(239,254)	238,520	1,048,917	389,531	(81,888)

(4)	Reflects the compensation of the following other NEOs: for 2024, Steven Gatoff and Paul McClaskey; for 2023, Steven Gatoff, Robert Barbieri and Doug Kahn; and for 2022, Robert Barbieri and Doug Kahn.

(5)	Represents the value of a $100 investment in the Company’s shares as of December 31, 2021, valued again on each of December 31, 2022, 2023 and 2024.

(6)	Net income (loss) as reported in the Company’s audited financial statements.

Adjustment For Grant Date Values In The Summary Compensation Table [Member] | Phillip Brace [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,215,404)
Adjustment For Grant Date Values In The Summary Compensation Table [Member] | Ashish Sharma [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	$ 0	$ (4,967,983)
Adjustment For Grant Date Values In The Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,055,700)	(27,825)	(212,500)
Adjustment For Grant Date Values In The Summary Compensation Table [Member] | Dan Mondor [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(949,997)
Year End Fair Value Of Unvested Awards Granted In The Current Year [Member] | Phillip Brace [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,026,000
Year End Fair Value Of Unvested Awards Granted In The Current Year [Member] | Ashish Sharma [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	555,500
Year End Fair Value Of Unvested Awards Granted In The Current Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,179,900)	16,536	28,350
Year End Fair Value Of Unvested Awards Granted In The Current Year [Member] | Dan Mondor [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member] | Phillip Brace [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	164,097
Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member] | Ashish Sharma [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(101,940)	(758,715)	(545,589)
Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	85,161	(62,156)	(467,304)
Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member] | Dan Mondor [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member] | Phillip Brace [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	297,404
Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member] | Ashish Sharma [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	269,999
Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	212,500
Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member] | Dan Mondor [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			949,998
Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member] | Phillip Brace [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	192,734
Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member] | Ashish Sharma [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	455	6,961	(384,742)
Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	65,957	(702)	(227,512)
Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member] | Dan Mondor [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(51,600)
Phillip Brace [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total for CEO	1,467,914
CAP to PEO	1,932,745
Adjustment to Compensation Amount	464,831
Ashish Sharma [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total for CEO	462,995	512,500	5,462,347
CAP to PEO	361,509	(239,254)	389,531
Adjustment to Compensation Amount	(101,486)	(751,754)	(5,072,815)
PEO1 [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total for CEO		0
CAP to PEO		0
Dan Mondor [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total for CEO			1,100,516
CAP to PEO			1,048,917
Adjustment to Compensation Amount			(51,599)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
CAP to Non-PEO NEO	2,042,549	238,520	(81,888)
Adjustment to Compensation Amount	$ 275,318	$ (74,147)	$ (666,466)